Contingent Liabilities (Schedule of Contingent Liabilities) (Details) ₪ in Millions	Dec. 31, 2017 ILS (₪) Claims
Up to NIS 100 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	15
Total claims amount | ₪	₪ 468
NIS 100-500 million [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	5
Total claims amount | ₪	₪ 1,166
Above NIS 1 billion [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1
Total claims amount | ₪	₪ 15,000
Unquantified claims [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	12
Total claims amount | ₪
Against the Group and other defendants together without [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1
Total claims amount | ₪	₪ 300
Against the Group and other defendants together [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	1
Total claims amount | ₪	₪ 3
Unquantified claims against the Group and other defendants [Member]
Disclosure of contingent liabilities [line items]
Number of claims | Claims	5
Total claims amount | ₪